Mineral Interests, Property and Equipment (Details) $ in Millions, $ in Millions				12 Months Ended
	Jun. 21, 2016	Jan. 01, 2011	Dec. 31, 2001 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2013 CAD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD ($)
Mineral Interests Property and Equipment [Line Items]
Purchased of interest, percentage			100.00%					100.00%
Royalty payments			$ 4.5
Internal rate of return			10.00%
Revenue arising from the sale of gold and silver										$ 200.0	$ 160.0	$ 200.0	$ 160.0
Purchase amount							$ 127.5
Conditional payment (in Dollars)						$ 15.0		$ 2.5
Royalty interest percentage		2.00%	1.00%							2.00%
KSM [Member]
Mineral Interests Property and Equipment [Line Items]
Construction in progress				$ 38.0	$ 44.5
Interest expense				36.8	32.9
Depreciation expense				$ 2.4	2.6
Property and equipment					$ 0.2
East Mitchell Property [Member]
Mineral Interests Property and Equipment [Line Items]
Purchased of interest, percentage						1.50%	1.50%
Conditional payment (in Dollars)						$ 20.0
3 Aces [Member]
Mineral Interests Property and Equipment [Line Items]
Company purchased, description				In 2020, the Company acquired a 100% interest in the 3 Aces gold project in the Yukon, Canada from Golden Predator Mining Corp. through the issuance of 300,000 common shares valued at $6.6 million. Should the project attain certain milestones, including the confirmation of a National Instrument 43-101 compliant mineral resource of 2.5 million ounces of gold, the Company will pay an additional $1 million, and upon confirmation of an aggregate mineral resource of 5 million ounces of gold, the Company will pay an additional $1.25 million.
Snowstorm Exploration LLC [Member]
Mineral Interests Property and Equipment [Line Items]
Conditional payment (in Dollars)								$ 5.0
Grassy Mountain [Member]
Mineral Interests Property and Equipment [Line Items]
Purchased of interest, percentage									100.00%
Net book value									$ 0.8
Percentage of net profits interest royalty									10.00%
Cash payment									$ 10.0
SnipGold Corp. [Member] | Iskut [Member]
Mineral Interests Property and Equipment [Line Items]
Purchased of interest, percentage	100.00%